DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
The Company operates internationally, with manufacturing and sales facilities in various locations around the world. In the normal course of business, the Company primarily uses cash flow derivatives to manage foreign currency and price risk exposures on third party and intercompany forecasted transactions.  For a derivative to qualify for hedge accounting treatment at inception and throughout the hedge period, the Company formally documents the nature and relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategies for undertaking various hedge transactions, and method of assessing hedge effectiveness.  Additionally, for hedges of forecasted transactions, significant characteristics and expected terms of a forecasted transaction must be specifically identified, and it must be probable that each forecasted transaction will occur.  If it is deemed probable the forecasted transaction will not occur, then the gain or loss would be recognized in current earnings.  Financial instruments qualifying for hedge accounting must maintain a specified level of effectiveness between the hedging instrument and the item being hedged.  The Company does not engage in trading or other speculative use of financial instruments. The Company records all derivative contracts at fair value on a recurring basis. The Company’s derivative financial instruments are categorized under the ASC 820 hierarchy; see Note A - “Basis of Presentation” for an explanation of the hierarchy.

Foreign Exchange Contracts

The Company enters into foreign exchange contracts to manage variability of future cash flows associated with recognized assets or liabilities or forecasted transactions due to changing currency exchange rates.  Primary currencies to which the Company is exposed are the Euro, British Pound and Australian Dollar.   These foreign exchange contracts are designated as cash flow hedging instruments. Fair values of these contracts are derived using quoted forward foreign exchange prices to interpolate values of outstanding trades at the reporting date based on their maturities. Foreign exchange contracts outstanding as of December 31, 2019 mature on or before December 31, 2020.  At December 31, 2019 and 2018, the Company had $233.0 million and $368.2 million notional amount, respectively, of foreign exchange contracts outstanding that were designated as cash flow hedge contracts.  For effective hedging instruments, unrealized gains and losses associated with foreign exchange contracts are deferred as a component of Accumulated other comprehensive income (loss) (“AOCI”) until the underlying hedged transactions settle and are reclassified to COGS in the Company’s Consolidated Statement of Income (Loss).

Certain foreign exchange contracts entered into by the Company have not been designated as hedging instruments to mitigate its exposure to changes in foreign currency exchange rates on recognized assets and liabilities. The Company had $121.2 million and $107.8 million notional amount of foreign exchange contracts outstanding that were not designated as hedging instruments at December 31, 2019 and 2018, respectively.  The majority of gains and losses recognized from foreign exchange contracts not designated as hedging instruments were offset by changes in the underlying hedged items, resulting in no material net impact on earnings. Changes in the fair value of these derivative financial instruments were recognized as gains or losses in Other income (expense) – net in the Consolidated Statement of Income (Loss).

Other

Other derivatives designated as cash flow hedging instruments include cross currency and commodity swaps. The outstanding notional amount of commodity swaps was $7.0 million at December 31, 2019. There were no cross currency swaps outstanding at December 31, 2019. The outstanding notional amount of cross currency and commodity swaps was $45.9 million and $11.2 million , respectively, at December 31, 2018. The Company uses cross currency swaps to mitigate its exposure to changes in foreign currency exchange rates and commodity swaps to mitigate price risk for hot rolled coil steel. Fair values of cross currency swaps are based on the present value of future cash payments and receipts. Fair values of commodity swaps are based on observable market data for similar assets and liabilities. Changes in the fair value of cross currency and commodity swaps are deferred in AOCI. Gains or losses on cross currency swaps are reclassified to Other income (expense) - net in the Consolidated Statement of Income (Loss) when the underlying hedged item is re-measured. Gains or losses on commodity swaps are reclassified to COGS in the Consolidated Statement of Income (Loss) when the hedged transaction affects earnings.

Other derivatives not designated as hedging instruments include a debt conversion feature on a convertible promissory note held by the Company for which changes in fair value are recorded in Other income (expense) - net in the Consolidated Statement of Income (Loss).
The following table provides the location and fair value amounts of derivative instruments designated and not designated as hedging instruments that are reported in the Consolidated Balance Sheet (in millions):

		December 31, 2019		December 31, 2018
Instrument (1)	Balance Sheet Account	Derivatives designated as hedges	Derivatives not designated as hedges	Derivatives designated as hedges	Derivatives not designated as hedges
Foreign exchange contracts	Other current assets	$4.1	$—	$2.9	$0.2
Cross currency swaps	Other current assets	—	—	0.8	—
Debt conversion feature	Other assets	—	—	—	0.5
Foreign exchange contracts	Other current liabilities	$(3.9)	$—	$(5.0)	$—
Commodity swaps	Other current liabilities	—	—	(1.1)	—
Cross currency swaps	Other non-current liabilities	—	—	(3.0)	—
Net derivative asset (liability)		$0.2	$—	$(5.4)	$0.7
(1) Categorized as Level 2 under the ASC 820 Fair Value Hierarchy.

The following tables provide the effect of derivative instruments that are designated as hedges in AOCI (in millions):

	Gain (Loss) Recognized on Derivatives in OCI, net of tax			Gain (Loss) Reclassified from AOCI into Income
	Year Ended December 31,			Year Ended December 31,
Instrument	2019	2018	Income Statement Account	2019	2018
Foreign exchange contracts	$2.7	$(5.4)	Cost of goods sold	$(5.5)	$(1.4)
Commodity swaps	0.3	(1.2)	Cost of goods sold	(2.8)	(0.2)
Cross currency swaps	0.6	0.1	Other income (expense) - net	1.1	2.1
Total	$3.6	$(6.5)	Total	$(7.2)	$0.5

Gain (Loss) Recognized on Derivatives in OCI, net of tax:	Year Ended December 31, 2017
Instrument
Foreign exchange contracts	$5.4
Cross currency swaps	(0.9)
Total	$4.5

Gain (Loss) Reclassified from AOCI into Income (Loss) (Effective):	Year Ended December 31, 2017
Income Statement Account
Cost of goods sold	$1.5
Other income (expense) – net	(3.1)
Total	$(1.6)
The following tables provide the effect of derivative instruments that are designated as hedges in the Consolidated Statement of Income (Loss) (in millions):

	Classification and amount of Gain or Loss Recognized in Income
	Cost of goods sold		Other income (expense) - net
	Year Ended December 31,
	2019	2018	2019	2018
Income Statement Accounts in which effects of cash flow hedges are recorded	$(3,465.3)	$(3,555.3)	$(6.1)	$(60.6)
Gain (Loss) Reclassified from AOCI into Income (Loss):
Foreign exchange contracts	(5.5)	(1.4)	—	—
Commodity swaps	(2.8)	(0.2)	—	—
Cross currency swaps	—	—	1.1	2.1
Total	$(8.3)	$(1.6)	$1.1	$2.1

Gain (Loss) Recognized on Derivatives (Ineffective) in Income (Loss):	December 31, 2017
Income Statement Account
Cost of goods sold	$1.2
Other income (expense) – net	(0.1)
Total	$1.1

Derivatives not designated as hedges are used to offset foreign exchange gains or losses resulting from the underlying exposures of foreign currency denominated assets and liabilities. The following table provides the effect of non-designated derivatives outstanding at the end of the period in the Consolidated Statement of Income (Loss) (in millions):

		Year Ended December 31,
Instrument	Income Statement Account	2019	2018	2017
Foreign exchange contracts	Other income (expense) – net	$(0.2)	$(0.1)	$(1.1)
Debt conversion feature	Other income (expense) – net	$(0.5)	$(0.9)	$0.4
Total		$(0.7)	$(1.0)	$(0.7)

In the Consolidated Statement of Income (Loss), the Company records hedging activity related to foreign exchange contracts, cross currency and commodity swaps, and the debt conversion feature in the accounts for which the hedged items are recorded.  On the Consolidated Statement of Cash Flows, the Company presents cash flows from hedging activities in the same manner as it records the underlying item being hedged.

Counterparties to the Company’s derivative financial instruments are major financial institutions and commodity trading companies with credit ratings of investment grade or better and no collateral is required.  There are no significant risk concentrations.  Management continues to monitor counterparty risk and believes the risk of incurring losses on derivative contracts related to credit risk is unlikely and any losses would be immaterial.

See Note N - “Stockholders’ Equity” for unrealized net gains (losses), net of tax, included in AOCI. Within the unrealized net gains (losses) included in AOCI as of December 31, 2019, it is estimated that $0.8 million of losses are expected to be reclassified into earnings in the next twelve months.